Accrued Expenses and Other Liabilities	6 Months Ended
Jun. 30, 2025
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 8 – ACCRUED EXPENSES AND OTHER LIABILITIES

	June 30,	December 31,
(in thousands)	2025	2024

Vacation, convalescence and bonus accruals	$1,459	$1,407
Employees and payroll related	347	279
Short term operating lease liabilities	264	235
Accrued expenses and other	716	925
	$2,786	$2,846